Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Premiums and other considerations	$ 59,877,767	$ 43,368,730
Premiums ceded	(15,855,869)	(8,672,353)
Net premiums earned	44,021,898	34,696,377
Investment income, net of expenses	18,206,256	17,117,549
Net realized gains (losses) on investments:
Total other-than-temporary impairment losses		(225,632)
Other net realized investment gains	559,001	2,377,901
Total net realized gains on investments	559,001	2,152,269
Consideration on reinsurance assumed	93,942,509	3,810,018
Other income	1,714,352	2,372,454
Total revenue	158,444,016	60,148,667
BENEFITS AND EXPENSES
Death and other benefits	37,768,774	31,959,864
Guaranteed annual endowments	463,817	481,551
Dividends to policyholders	438,787	458,280
Increase in benefit reserves and unearned premiums	103,679,054	9,698,671
Acquisition costs deferred	(6,267,513)	(4,616,065)
Amortization of deferred acquisition costs	6,874,879	5,644,889
Commissions	3,130,715	2,452,991
Other general and administrative expenses	11,872,254	10,552,021
Total benefits and expenses	157,960,767	56,632,202
INCOME BEFORE FEDERAL INCOME TAXES	483,249	3,516,465
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	318,687	132,729
Deferred	(387,567)	944,319
Total federal income taxes	(68,880)	1,077,048
NET INCOME	$ 552,129	$ 2,439,417
BASIC AND DILUTED NET EARNINGS PER SHARE (in Dollars per share)	$ 0.48	$ 2.13